FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS - Narrative (Details)	Oct. 06, 2025 $ / shares shares	Apr. 04, 2022 d $ / shares shares	Dec. 31, 2025 shares	Dec. 31, 2024 shares	Apr. 05, 2022 shares
Disclosure of financial liabilities [line items]
Number of shares outstanding (in shares) | shares					13,618,735
Number of shares outstanding, post-share consolidation basis (in shares) | shares					680,936
Exercise price of outstanding warrants (in dollars per share)		$ 11.50
Warrant, term		5 years
Ordinary Shares
Disclosure of financial liabilities [line items]
Number of shares outstanding (in shares) | shares			14,773,488
Share split, conversion ratio	0.05
Warrant liabilities - Private Placement Warrants
Disclosure of financial liabilities [line items]
Number of warrants (in shares) | shares		9,400,000
Public Warrants
Disclosure of financial liabilities [line items]
Number of warrants (in shares) | shares	862,500	17,250,000
Exercise price of outstanding warrants (in dollars per share)	$ 230
Earnout liabilities
Disclosure of financial liabilities [line items]
Sponsor contingent shares issued (in shares) | shares		12,000,000
Contingent consideration, liability, shares, post-share consolidation basis | shares	600,000
Threshold trading days | d		20
Trading day period | d		30
Contingent shares earned (in shares) | shares			0	0
Earnout liabilities | Tranche One
Disclosure of financial liabilities [line items]
Target share price (in dollars per share)		$ 15.00
Target share price, post-share consolidation basis (in dollars per share)	$ 300
Earnout percentage		33.30%
Earnout liabilities | Tranche Two
Disclosure of financial liabilities [line items]
Target share price (in dollars per share)		$ 17.50
Target share price, post-share consolidation basis (in dollars per share)	350
Earnout percentage		33.30%
Earnout liabilities | Tranche Three
Disclosure of financial liabilities [line items]
Target share price (in dollars per share)		$ 20.00
Target share price, post-share consolidation basis (in dollars per share)	$ 400
Earnout percentage		33.30%
Earn-in liabilities
Disclosure of financial liabilities [line items]
Sponsor contingent shares issued (in shares) | shares		6,393,750
Contingent consideration, liability, shares, post-share consolidation basis | shares	319,687
Threshold trading days | d		20
Trading day period | d		30
Contingent shares earned (in shares) | shares			0	0
Earn-in liabilities | Tranche One
Disclosure of financial liabilities [line items]
Target share price (in dollars per share)		$ 15.00
Target share price, post-share consolidation basis (in dollars per share)	$ 300
Earnout percentage		33.30%
Earn-in liabilities | Tranche Two
Disclosure of financial liabilities [line items]
Target share price (in dollars per share)		$ 17.50
Target share price, post-share consolidation basis (in dollars per share)	350
Earnout percentage		33.30%
Earn-in liabilities | Tranche Three
Disclosure of financial liabilities [line items]
Target share price (in dollars per share)		$ 20.00
Target share price, post-share consolidation basis (in dollars per share)	$ 400
Earnout percentage		33.30%